Leases (Details) - Schedule of amounts recognized in the statement of profit and loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amounts Recognized in the Statement of Profit and Loss [Abstract]
Depreciation expense	£ 25,558	£ 14,109	£ 5,570
Interest on lease liabilities	5,209	1,338	652
Total	£ 30,767	£ 15,447	£ 6,222